SCHEDULE OF UNAUDITED PROFORMA STATEMENT OF OPERATIONS INFORMATION (Details) - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income attributable to Leishen Energy Holding Co., Ltd		$ 8,095,871	$ 11,858,590	$ 5,722,076
Net income per share - basic	[1]	$ 0.52	$ 0.77	$ 0.37
Net income per share - diluted	[1]	$ 0.52	$ 0.77	$ 0.37
Weighted average number of ordinary shares outstanding	[1]	15,500,000	15,500,000	15,500,000
Pro Forma [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income attributable to Leishen Energy Holding Co., Ltd		$ 8,095,871	$ 11,858,590
Net income per share - basic		$ 0.48	$ 0.70
Net income per share - diluted		$ 0.48	$ 0.70
Weighted average number of ordinary shares outstanding		17,025,000	17,025,000
Previously Reported [Member] | Pro Forma [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income attributable to Leishen Energy Holding Co., Ltd		$ 8,095,871	$ 11,858,590
Net income per share - basic		$ 0.52	$ 0.77
Net income per share - diluted		$ 0.52	$ 0.77
Weighted average number of ordinary shares outstanding		15,500,000	15,500,000

[1]	Gives retroactive effect to reflect the business reorganization in March 2023.